Inventory (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 74,444	$ 77,782	$ 0
Finished goods	652,819	285,226	12,075
Total Inventory	$ 727,263	$ 363,008	$ 12,075